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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03732

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                          MFS VARIABLE INSURANCE TRUST II
               (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts  02199
              (Address of principal executive offices) (Zip code)

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                                Susan S. Newton
                   Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts  02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

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                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2013 - August 16, 2013*

* The MFS Total Return Portfolio, a series of the Registrant, reorganized into the MFS Total Return Series, a series of MFS Variable Insurance Trust ("VIT"), on 08/16/2013. The Reporting Period for the MFS Total Return Portfolio is 07/01/2013 - 08/16/2013.

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ITEM 1.  PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03732
Reporting Period: 07/01/2013 - 08/16/2013
MFS Variable Insurance Trust II



========= MFS Variable Insurance Trust II - MFS Total Return Portfolio =========


CA, INC.

Ticker:       CA             Security ID:  12673P105
Meeting Date: JUL 31, 2013   Meeting Type: Annual
Record Date:  JUN 06, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director Jens Alder               For       For          Management
1B    Elect Director Raymond J. Bromark       For       For          Management
1C    Elect Director Gary J. Fernandes        For       For          Management
1D    Elect Director Michael P. Gregoire      For       For          Management
1E    Elect Director Rohit Kapoor             For       For          Management
1F    Elect Director Kay Koplovitz            For       For          Management
1G    Elect Director Christopher B. Lofgren   For       For          Management
1H    Elect Director Richard Sulpizio         For       For          Management
1I    Elect Director Laura S. Unger           For       For          Management
1J    Elect Director Arthur F. Weinbach       For       For          Management
1K    Elect Director Renato (Ron) Zambonini   For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Shareholder Rights Plan (Poison   For       For          Management
      Pill)


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MICROCHIP TECHNOLOGY INCORPORATED

Ticker:       MCHP           Security ID:  595017104
Meeting Date: AUG 16, 2013   Meeting Type: Annual
Record Date:  JUN 20, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Steve Sanghi             For       For          Management
1.2   Elect Director Matthew W. Chapman       For       For          Management
1.3   Elect Director L.B. Day                 For       For          Management
1.4   Elect Director Albert J. Hugo-Martinez  For       For          Management
1.5   Elect Director Wade F. Meyercord        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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PRECISION CASTPARTS CORP.

Ticker:       PCP            Security ID:  740189105
Meeting Date: AUG 13, 2013   Meeting Type: Annual
Record Date:  JUN 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Donegan             For       For          Management
1.2   Elect Director Daniel J. Murphy         For       For          Management
1.3   Elect Director Vernon E. Oechsle        For       For          Management
1.4   Elect Director Ulrich Schmidt           For       For          Management
1.5   Elect Director Richard L. Wambold       For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Adopt Majority Voting for Uncontested   For       For          Management
      Election of Directors


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THE J. M. SMUCKER COMPANY

Ticker:       SJM            Security ID:  832696405
Meeting Date: AUG 14, 2013   Meeting Type: Annual
Record Date:  JUN 17, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kathryn W. Dindo         For       For          Management
1b    Elect Director Robert B. Heisler, Jr.   For       For          Management
1c    Elect Director Richard K. Smucker       For       For          Management
1d    Elect Director Paul Smucker Wagstaff    For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Increase Authorized Common Stock        For       For          Management
5     Declassify the Board of Directors       For       For          Management


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VODAFONE GROUP PLC

Ticker:       VOD            Security ID:  G93882135
Meeting Date: JUL 23, 2013   Meeting Type: Annual
Record Date:  JUL 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Re-elect Gerard Kleisterlee as Director For       For          Management
3     Re-elect Vittorio Colao as Director     For       For          Management
4     Re-elect Andy Halford as Director       For       For          Management
5     Re-elect Stephen Pusey as Director      For       For          Management
6     Re-elect Renee James as Director        For       For          Management
7     Re-elect Alan Jebson as Director        For       For          Management
8     Re-elect Samuel Jonah as Director       For       For          Management
9     Elect Omid Kordestani as Director       For       For          Management
10    Re-elect Nick Land as Director          For       For          Management
11    Re-elect Anne Lauvergeon as Director    For       For          Management
12    Re-elect Luc Vandevelde as Director     For       For          Management
13    Re-elect Anthony Watson as Director     For       For          Management
14    Re-elect Philip Yea as Director         For       For          Management
15    Approve Final Dividend                  For       For          Management
16    Approve Remuneration Report             For       For          Management
17    Reappoint Deloitte LLP as Auditors      For       For          Management
18    Authorise the Audit and Risk Committee  For       For          Management
      to Fix Remuneration of Auditors

19    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
20    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
21    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
22    Authorise EU Political Donations and    For       For          Management
      Expenditure
23    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice


========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title):  JOHN M. CORCORAN*
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                           John M. Corcoran, Principal Executive
                           Officer & President

Date:  November 21, 2013

*By (Signature and Title)  /s/ Susan S. Newton
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                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.